Fair Value Summary of fair value Assets and Liabilities Measured on a Recurring Basis (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 3,646	$ 3,552	$ 3,552	$ 3,228
Financial Transmission Rights Fair Value Disclosure	393	1,388	1,388	7,545
Assets, Fair Value Disclosure	4,039	19,234	19,234	22,945
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Financial Transmission Rights Fair Value Disclosure	0	0	0	0
Assets, Fair Value Disclosure	3,646	3,552	3,552	3,228
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0	0	0
Financial Transmission Rights Fair Value Disclosure	0	0	0	0
Assets, Fair Value Disclosure	0	14,294	14,294	12,172
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0	0	0
Financial Transmission Rights Fair Value Disclosure	393	1,388	1,388	7,545
Assets, Fair Value Disclosure	393	1,388	1,388	7,545
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	86	127	127	5
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	86		127
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0		0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0		0
Mutual Fund [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	3,560	$ 3,425	3,425	$ 3,223
Mutual Fund [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	3,560		3,425
Mutual Fund [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0		0
Mutual Fund [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 0		$ 0